AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 98.4%
Communication Services - 6.3%
Atlanta Braves Holdings, Inc., Class C*	105,421	$4,292,743
Liberty Broadband Corp., Class C*	106,314	9,475,767
Madison Square Garden Sports Corp.	36,384	7,740,696

Total Communication Services		21,509,206
Consumer Discretionary - 13.0%
Bath & Body Works, Inc.	113,817	4,218,058
Expedia Group, Inc.*	46,646	5,715,534
Lithia Motors, Inc.[1]	18,659	5,794,179
LKQ Corp.	222,037	12,165,407
MGM Resorts International	176,324	8,951,970
NVR, Inc.*	933	5,883,909
Petco Health & Wellness Co., Inc.*	250,025	2,040,204

Total Consumer Discretionary		44,769,261
Consumer Staples - 13.4%
Albertsons Cos., Inc., Class A	232,030	5,042,012
BJ's Wholesale Club Holdings, Inc.*	188,233	12,481,730
Dollar General Corp.	40,116	6,773,988
Dollar Tree, Inc.*	68,957	10,642,134
The Kroger Co.	228,568	11,117,547

Total Consumer Staples		46,057,411
Energy - 6.2%
Chesapeake Energy Corp.[1]	43,848	3,698,140
Devon Energy Corp.	48,512	2,619,648
Texas Pacific Land Corp.	2,799	4,216,134
Valaris, Ltd.*	94,226	7,236,557
The Williams Cos., Inc.	106,354	3,663,895

Total Energy		21,434,374
Financials - 21.1%
Apollo Global Management, Inc.	73,701	6,022,109
Ares Management Corp., Class A	68,104	6,757,279
Brookfield Asset Management, Ltd., Class A (Canada)	162,330	5,473,768
Cannae Holdings, Inc.*	208,976	4,258,931
Fairfax Financial Holdings, Ltd. (Canada)	18,659	14,891,001
Fidelity National Financial, Inc.	137,141	5,371,813
Global Payments, Inc.	78,366	8,639,851
KKR & Co., Inc.	92,360	5,484,337
WEX, Inc.*	44,781	8,479,282
Willis Towers Watson PLC (United Kingdom)	34,518	7,294,689

Total Financials		72,673,060
	Shares	Value
Health Care - 4.7%
Centene Corp.*	113,817	$7,749,800
Fortrea Holdings, Inc.*	27,988	894,497
Laboratory Corp. of America Holdings	35,451	7,584,032

Total Health Care		16,228,329
Industrials - 25.4%
API Group Corp.*	246,293	7,083,387
Armstrong World Industries, Inc.	102,622	7,938,838
CACI International, Inc., Class A*	19,592	6,865,820
Carlisle Cos., Inc.	63,439	17,585,291
Core & Main, Inc., Class A*	227,635	7,195,542
Delta Air Lines, Inc.	180,055	8,329,344
Expeditors International of Washington, Inc.	46,646	5,938,036
Ferguson PLC (United Kingdom)	52,244	8,443,675
SS&C Technologies Holdings, Inc.	144,604	8,423,183
TransUnion	64,372	5,129,805
UniFirst Corp.	27,055	4,391,027

Total Industrials		87,323,948
Information Technology - 1.5%
TD SYNNEX Corp.	51,311	5,064,909
Materials - 3.5%
AptarGroup, Inc.	41,982	5,099,134
Arch Resources, Inc.[1]	29,854	3,834,448
Royal Gold, Inc.	27,055	3,250,387

Total Materials		12,183,969
Real Estate - 3.3%
The St Joe Co.	98,891	6,277,601
The Howard Hughes Corp.*	61,573	5,198,608

Total Real Estate		11,476,209

Total Common Stocks (Cost $301,469,141)		338,720,676

Principal Amount
Short-Term Investments - 1.9%
Joint Repurchase Agreements - 0.2%[2]
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $921,030 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $939,312)	$920,894	920,894

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $5,782,827 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $5,897,690)	$5,782,000	$5,782,000

Total Short-Term Investments (Cost $6,702,894)		6,702,894
Value

Total Investments - 100.3% (Cost $308,172,035)	$345,423,570
Other Assets, less Liabilities - (0.3)%	(1,074,241)
Net Assets - 100.0%	$344,349,329

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,094,980 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$338,720,676	—	—	$338,720,676
Short-Term Investments
Joint Repurchase Agreements	—	$920,894	—	920,894
Repurchase Agreements	—	5,782,000	—	5,782,000
Total Investments in Securities	$338,720,676	$6,702,894	—	$345,423,570

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,094,980	$920,894	$3,218,078	$4,138,972
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.378%	09/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.